Parametric

Volatility Risk Premium – Defensive Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 49.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
Arconic, Inc.	27,825	$764,353
Boeing Co. (The)	8,019	2,725,738
Huntington Ingalls Industries, Inc.	3,331	751,674
L3Harris Technologies, Inc.	4,662	961,817
Lockheed Martin Corp.	4,301	1,620,101
United Technologies Corp.	14,761	2,119,384

		$8,943,067

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(1)	8,292	$627,207
Expeditors International of Washington, Inc.	8,906	649,604

		$1,276,811

Airlines — 0.2%
Alaska Air Group, Inc.	9,742	$676,387
American Airlines Group, Inc.	19,392	582,924

		$1,259,311

Auto Components — 0.0%(2)
BorgWarner, Inc.	6,761	$281,798

		$281,798

Automobiles — 0.3%
Ford Motor Co.	110,774	$951,549
Harley-Davidson, Inc.	23,605	918,470

		$1,870,019

Banks — 3.1%
Bank of America Corp.	144,069	$4,505,038
Citigroup, Inc.	41,959	3,015,174
Fifth Third Bancorp	28,979	842,709
JPMorgan Chase & Co.	49,552	6,190,036
People’s United Financial, Inc.	49,941	807,546
U.S. Bancorp	30,328	1,729,302
Wells Fargo & Co.	69,142	3,569,801
Zions Bancorp NA	6,308	305,749

		$20,965,355

Beverages — 1.1%
Brown-Forman Corp., Class B	4,983	$326,486
Coca-Cola Co. (The)	66,379	3,613,009
PepsiCo, Inc.	24,700	3,388,099

		$7,327,594

Security	Shares	Value
Biotechnology — 1.1%
AbbVie, Inc.	16,177	$1,286,880
Amgen, Inc.	12,133	2,587,362
Celgene Corp.(3)	12,624	1,363,771
Gilead Sciences, Inc.	19,153	1,220,238
Vertex Pharmaceuticals, Inc.(3)	5,841	1,141,799

		$7,600,050

Building Products — 0.2%
A.O. Smith Corp.	7,943	$394,608
Allegion PLC	3,195	370,748
Fortune Brands Home & Security, Inc.	9,330	560,267

		$1,325,623

Capital Markets — 1.3%
Cboe Global Markets, Inc.	8,657	$996,854
E*TRADE Financial Corp.	23,896	998,614
Franklin Resources, Inc.	28,244	778,122
MarketAxess Holdings, Inc.	2,102	774,776
Morgan Stanley	34,429	1,585,455
Nasdaq, Inc.	9,960	993,709
Raymond James Financial, Inc.	11,422	953,623
S&P Global, Inc.	6,996	1,804,898

		$8,886,051

Chemicals — 1.1%
Albemarle Corp.(1)	3,782	$229,719
CF Industries Holdings, Inc.	8,982	407,334
Eastman Chemical Co.	9,302	707,324
Ecolab, Inc.	6,093	1,170,283
FMC Corp.	7,291	667,126
Linde PLC	11,426	2,266,347
Mosaic Co. (The)	26,949	535,746
Sherwin-Williams Co. (The)	2,262	1,294,588

		$7,278,467

Commercial Services & Supplies — 0.2%
Copart, Inc.(3)	7,747	$640,212
Republic Services, Inc.	8,359	731,496

		$1,371,708

Communications Equipment — 0.5%
Cisco Systems, Inc.	74,565	$3,542,583
F5 Networks, Inc.(3)	1,535	221,163

		$3,763,746

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	6,892	$644,953
Quanta Services, Inc.	6,288	264,411

		$909,364

Security	Shares	Value
Containers & Packaging — 0.2%
Avery Dennison Corp.	3,979	$508,755
Packaging Corp. of America	5,902	646,033
Sealed Air Corp.	8,112	338,838

		$1,493,626

Distributors — 0.1%
LKQ Corp.(3)	15,734	$534,799

		$534,799

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.(1)	7,100	$177,429

		$177,429

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(3)	29,967	$6,370,385

		$6,370,385

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	119,921	$4,615,759
Verizon Communications, Inc.	64,494	3,899,952

		$8,515,711

Electric Utilities — 0.9%
Alliant Energy Corp.	15,493	$826,397
Entergy Corp.	10,622	1,290,360
Exelon Corp.	19,609	892,013
NextEra Energy, Inc.	10,079	2,402,229
Pinnacle West Capital Corp.	6,941	653,287

		$6,064,286

Electrical Equipment — 0.2%
Eaton Corp. PLC	15,810	$1,377,209

		$1,377,209

Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.	9,058	$467,030
IPG Photonics Corp.(3)	1,213	162,882
TE Connectivity, Ltd.	12,278	1,098,881

		$1,728,793

Energy Equipment & Services — 0.1%
National Oilwell Varco, Inc.	9,728	$220,047
TechnipFMC PLC	26,753	527,837

		$747,884

Entertainment — 0.6%
Walt Disney Co. (The)	30,010	$3,898,899

		$3,898,899

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.	7,043	$1,118,076
American Tower Corp.	9,285	2,024,873
Apartment Investment & Management Co., Class A	18,044	990,255
Duke Realty Corp.	28,619	1,005,672
Essex Property Trust, Inc.	2,799	915,637
Extra Space Storage, Inc.	6,118	686,868
Iron Mountain, Inc.(1)	18,998	623,134
Kimco Realty Corp.	30,705	662,000
Public Storage	3,614	805,416
SL Green Realty Corp.	7,797	651,829
UDR, Inc.	18,410	925,102

		$10,408,862

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	7,802	$2,318,052
Kroger Co. (The)	20,074	494,623
Walmart, Inc.	22,225	2,606,104

		$5,418,779

Food Products — 0.5%
Campbell Soup Co.	11,217	$519,459
Conagra Brands, Inc.	20,514	554,904
Hormel Foods Corp.(1)	19,852	811,749
JM Smucker Co. (The)	4,143	437,832
McCormick & Co., Inc.	4,716	757,814

		$3,081,758

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	33,550	$2,805,115
ABIOMED, Inc.(3)	2,154	447,127
Boston Scientific Corp.(3)	34,774	1,450,076
Cooper Cos., Inc. (The)	2,087	607,317
Danaher Corp.	11,981	1,651,221
DENTSPLY SIRONA, Inc.	8,384	459,276
IDEXX Laboratories, Inc.(3)	2,733	778,932
Intuitive Surgical, Inc.(3)	2,589	1,431,588
Medtronic PLC	24,302	2,646,488
Teleflex, Inc.	1,372	476,647

		$12,753,787

Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	14,182	$701,300
Cigna Corp.(3)	8,545	1,524,941
CVS Health Corp.	23,675	1,571,783
DaVita, Inc.(3)	9,953	583,246
Henry Schein, Inc.(3)	9,155	572,966
UnitedHealth Group, Inc.	16,192	4,091,718
WellCare Health Plans, Inc.(3)	1,941	575,700

		$9,621,654

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	13,261	$2,608,439
Royal Caribbean Cruises, Ltd.	7,797	848,547
Starbucks Corp.	19,787	1,673,189

		$5,130,175

Household Durables — 0.4%
Garmin, Ltd.	2,621	$245,719
Leggett & Platt, Inc.	6,181	317,085
Mohawk Industries, Inc.(3)	2,742	393,148
Newell Brands, Inc.	28,688	544,211
NVR, Inc.(3)	45	163,646
PulteGroup, Inc.	17,994	706,085
Whirlpool Corp.	1,892	287,811

		$2,657,705

Household Products — 0.9%
Clorox Co. (The)	6,739	$995,283
Procter & Gamble Co. (The)	40,391	5,029,083

		$6,024,366

Industrial Conglomerates — 0.8%
3M Co.	11,508	$1,898,705
General Electric Co.	143,947	1,436,591
Honeywell International, Inc.	13,227	2,284,700

		$5,619,996

Insurance — 1.0%
Aflac, Inc.	20,750	$1,103,070
Arthur J. Gallagher & Co.	13,135	1,198,175
Assurant, Inc.	4,179	526,846
Everest Re Group, Ltd.	2,316	595,420
Globe Life, Inc.	10,800	1,051,164
Hartford Financial Services Group, Inc.	19,607	1,119,168
Progressive Corp. (The)	15,206	1,059,858

		$6,653,701

Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(3)	4,285	$5,393,958
Alphabet, Inc., Class C(3)	4,317	5,439,895
Facebook, Inc., Class A(3)	33,481	6,416,633
TripAdvisor, Inc.(3)	5,045	203,818
Twitter, Inc.(3)	12,135	363,686

		$17,817,990

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(3)	6,035	$10,722,143

		$10,722,143

Security	Shares	Value
IT Services — 2.6%
Accenture PLC, Class A	12,248	$2,271,024
Global Payments, Inc.	7,151	1,209,806
International Business Machines Corp.	14,117	1,887,867
Mastercard, Inc., Class A	15,267	4,226,058
PayPal Holdings, Inc.(3)	14,779	1,538,494
VeriSign, Inc.(3)	3,803	722,646
Visa, Inc., Class A	28,199	5,043,673
Western Union Co. (The)	24,232	607,254

		$17,506,822

Life Sciences Tools & Services — 0.4%
PerkinElmer, Inc.	5,818	$500,115
Thermo Fisher Scientific, Inc.	7,749	2,340,043

		$2,840,158

Machinery — 0.6%
Flowserve Corp.	6,738	$329,084
PACCAR, Inc.	18,360	1,396,462
Pentair PLC	14,053	582,778
Stanley Black & Decker, Inc.	6,382	965,788
Wabtec Corp.(1)	7,993	554,474

		$3,828,586

Media — 0.8%
Comcast Corp., Class A	77,816	$3,487,713
Discovery, Inc., Class A(1)(3)	10,771	290,332
Discovery, Inc., Class C(3)	15,525	391,851
DISH Network Corp., Class A(3)	9,168	315,196
Fox Corp., Class B(3)	13,563	423,708
Interpublic Group of Cos., Inc. (The)	25,640	557,670
News Corp., Class A	14,729	201,935
News Corp., Class B	8,717	123,084

		$5,791,489

Multi-Utilities — 0.8%
Centerpoint Energy, Inc.	27,649	$803,756
CMS Energy Corp.	19,115	1,221,831
Dominion Energy, Inc.	21,094	1,741,310
NiSource, Inc.	22,861	641,023
WEC Energy Group, Inc.	11,491	1,084,750

		$5,492,670

Multiline Retail — 0.2%
Dollar Tree, Inc.(3)	6,234	$688,234
Kohl’s Corp.	6,081	311,712
Macy’s, Inc.(1)	26,078	395,342
Nordstrom, Inc.(1)	8,441	303,032

		$1,698,320

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	32,505	$3,775,131
Cimarex Energy Co.	18,660	787,825
Concho Resources, Inc.	13,986	944,335
Exxon Mobil Corp.	36,837	2,489,076
Hess Corp.	16,173	1,063,375
HollyFrontier Corp.	11,357	623,953
Marathon Petroleum Corp.	19,077	1,219,974
Noble Energy, Inc.	41,876	806,532
ONEOK, Inc.	17,446	1,218,254

		$12,928,455

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	33,232	$1,906,520
Eli Lilly & Co.	19,145	2,181,573
Johnson & Johnson	28,115	3,712,305
Merck & Co., Inc.	44,343	3,842,764
Perrigo Co. PLC	6,647	352,424
Pfizer, Inc.	58,139	2,230,793

		$14,226,379

Professional Services — 0.2%
Equifax, Inc.	4,070	$556,410
Verisk Analytics, Inc.	5,648	817,265

		$1,373,675

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(3)	11,217	$600,670

		$600,670

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	4,023	$472,944
Kansas City Southern	3,414	480,623
Union Pacific Corp.	13,126	2,171,828

		$3,125,395

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom, Inc.	7,111	$2,082,456
Intel Corp.	67,331	3,806,221
KLA Corp.	7,797	1,318,005
NVIDIA Corp.	11,071	2,225,492
Qorvo, Inc.(3)	7,831	633,215
QUALCOMM, Inc.	17,661	1,420,651
Texas Instruments, Inc.	19,447	2,294,552

		$13,780,592

Security	Shares	Value
Software — 3.5%
Adobe, Inc.(3)	9,397	$2,611,708
Intuit, Inc.	5,594	1,440,455
Microsoft Corp.	106,294	15,239,371
Oracle Corp.	40,118	2,186,030
salesforce.com, Inc.(3)	16,319	2,553,760

		$24,031,324

Specialty Retail — 1.2%
CarMax, Inc.(3)	7,873	$733,527
Gap, Inc. (The)	28,670	466,174
Home Depot, Inc. (The)	17,686	4,148,782
Lowe’s Cos., Inc.	11,945	1,333,182
Ross Stores, Inc.	11,737	1,287,197

		$7,968,862

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	58,306	$14,504,201
NetApp, Inc.	12,044	673,019
Western Digital Corp.	6,148	317,544
Xerox Holdings Corp.(3)	5,399	183,188

		$15,677,952

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	20,132	$1,802,821
Ralph Lauren Corp.	2,882	276,845
Tapestry, Inc.	16,069	415,544
Under Armour, Inc., Class A(1)(3)	7,697	158,943
Under Armour, Inc., Class C(3)	6,050	111,925

		$2,766,078

Tobacco — 0.3%
Altria Group, Inc.	25,730	$1,152,447
Philip Morris International, Inc.	14,564	1,186,092

		$2,338,539

Trading Companies & Distributors — 0.2%
Fastenal Co.	15,772	$566,846
United Rentals, Inc.(3)	2,288	305,608
W.W. Grainger, Inc.	1,219	376,476

		$1,248,930

Water Utilities — 0.1%
American Water Works Co., Inc.	5,337	$657,892

		$657,892

Total Common Stocks (identified cost $283,118,955)		$337,761,689

Short-Term Investments — 50.9%

U.S. Treasury Obligations — 49.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 4/23/20(4)	$23,500	$23,328,868
0.00%, 6/18/20	28,890	28,610,030
0.00%, 7/16/20(4)	48,549	48,025,062
0.00%, 9/10/20	30,550	30,154,235
0.00%, 10/8/20	27,810	27,421,193

		157,539,388

U.S. Treasury Notes:
1.00%, 11/30/19	$28,000	$27,981,220
1.375%, 12/15/19(1)	23,700	23,687,650
1.25%, 1/31/20(1)	28,690	28,669,267
1.50%, 6/15/20(1)	30,988	30,970,448
1.50%, 8/15/20	25,500	25,480,078
2.625%, 8/31/20	20,250	20,416,137
1.375%, 9/15/20	20,250	20,214,800

		177,419,600

Total U.S. Treasury Obligations (identified cost $334,279,257)		$334,958,988

Other — 1.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(5)	11,844,528	$11,844,528
State Street Navigator Securities Lending Government Money Market Portfolio, 1.75% (6)	553,871	553,871

Total Other (identified cost $12,397,434)		$12,398,399

Total Short-Term Investments (identified cost $346,676,691)		$347,357,387

Total Investments — 100.4% (identified cost $629,795,646)		$685,119,076

Total Written Options — (0.3)% (premiums received $3,052,371)		$(1,782,385)

Other Assets, Less Liabilities — (0.1)%		$(632,355)

Net Assets — 100.0%		$682,704,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2019. The aggregate market value of securities on loan at October 31, 2019 was $72,017,249 and the total market value of the collateral received by the Fund was $73,837,079, comprised of cash of $553,871 and U.S. government and/or agencies securities of $73,283,208.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)	Security (or a portion thereof) has been pledged as collateral for written options.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

(6)	Represents investment of cash collateral received in connection with securities lending.

Written Call Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	90	$27,338,040	$3,030	11/1/19	$(105,750)
S&P 500 Index	90	27,338,040	3,025	11/4/19	(175,950)
S&P 500 Index	90	27,338,040	3,035	11/6/19	(158,400)
S&P 500 Index	90	27,338,040	3,060	11/8/19	(63,000)
S&P 500 Index	90	27,338,040	3,075	11/11/19	(47,250)
S&P 500 Index	102	30,983,112	3,045	11/13/19	(184,620)
S&P 500 Index	90	27,338,040	3,075	11/15/19	(74,700)
S&P 500 Index	90	27,338,040	3,070	11/18/19	(96,300)
S&P 500 Index	93	28,249,308	3,065	11/20/19	(143,220)
S&P 500 Index	101	30,679,356	3,090	11/22/19	(92,920)
S&P 500 Index	90	27,338,040	3,110	11/25/19	(51,750)
S&P 500 Index	89	27,034,284	3,105	11/27/19	(68,975)

Total					$(1,262,835)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	96	$29,160,576	$2,800	11/1/19	$(480)
S&P 500 Index	96	29,160,576	2,805	11/4/19	(960)
S&P 500 Index	99	30,071,844	2,820	11/6/19	(1,980)
S&P 500 Index	100	30,375,600	2,860	11/8/19	(6,750)
S&P 500 Index	100	30,375,600	2,860	11/11/19	(10,000)
S&P 500 Index	100	30,375,600	2,855	11/13/19	(16,000)
S&P 500 Index	100	30,375,600	2,890	11/15/19	(36,000)
S&P 500 Index	100	30,375,600	2,880	11/18/19	(39,500)
S&P 500 Index	110	33,413,160	2,860	11/20/19	(46,750)
S&P 500 Index	111	33,716,916	2,920	11/22/19	(104,340)
S&P 500 Index	98	29,768,088	2,940	11/25/19	(122,010)
S&P 500 Index	92	27,945,552	2,945	11/27/19	(134,780)

Total					$(519,550)

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At October 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,782,385.

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $11,844,528, which represents 1.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$3,709,933	$220,476,913	$(212,342,100)	$(1,183)	$965	$11,844,528	$211,129	11,844,528

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$337,761,689 *	$—	$—	$337,761,689
Short-Term Investments -
U.S. Treasury Obligations	—	334,958,988	—	334,958,988
Other	553,871	11,844,528	—	12,398,399
Total Investments	$338,315,560	$346,803,516	$—	$685,119,076

Liability Description
Written Call Options	$(1,262,835)	$—	$—	$(1,262,835)
Written Put Options	(519,550)	—	—	(519,550)
Total	$(1,782,385)	$—	$—	$(1,782,385)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Valuation – Other

Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at October 31, 2019 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.